Reverse Recapitalizations - Schedule of Ordinary Share Cash Proceeds (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Business Combination, Separately Recognized Transaction [Line Items]
Total Net PIPE Proceeds	$ 26,011
Total Net SPAC shareholder proceeds	(3,906)
Total Cash proceeds	22,105
Gross PIPE cash proceeds [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Total Net PIPE Proceeds	48,980
Less: PIPE placement fee [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Total Net PIPE Proceeds	(2,500)
Less: transaction costs apportioned to PIPE shares [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Total Net PIPE Proceeds	(20,469)
Gross trust cash attributable to non-redeeming shareholders [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Total Net SPAC shareholder proceeds	13,844
Less: transaction costs apportioned to SPAC shares [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Total Net SPAC shareholder proceeds	$ (17,750)